AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

February 28, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 106.1%
Long-Term Municipal Bonds – 106.1%
Alabama – 5.5%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	$10,000	$10,822,966
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-2 5.43%, 06/01/2049(a) (b)	10,000	10,231,202
Series 2024 5.50%, 10/01/2054(a) (b)	10,000	10,926,336
Black Belt Energy Gas District (Morgan Stanley) Series 2022-2 5.73%, 02/01/2053(a) (b)	10,000	10,362,511
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	10,000	9,995,619
Black Belt Energy Gas District (Pacific Mutual Holding) Series 2024-2 5.00%, 05/01/2055(a) (b)	10,000	10,725,091
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-2 5.25%, 12/01/2053(a) (b)	10,000	10,775,363
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.50%, 10/01/2053	10,000	10,833,388
Energy Southeast A Cooperative District (Morgan Stanley) Series 2024-2 5.25%, 07/01/2054(a) (b)	10,000	10,900,723
Homewood Educational Building Authority (CHF - Horizons II LLC) Series 2024 5.50%, 10/01/2054	1,300	1,365,577
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	4,950	4,885,823
5.00%, 06/01/2054	2,980	3,025,296
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	10,000	10,620,374
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	7,500	7,966,530
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-2 6.00%, 01/01/2053(a) (b)	10,000	10,485,143

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-2 5.00%, 01/01/2054(a) (b)	$10,000	$10,588,245
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-2 5.25%, 01/01/2054(a) (b)	20,000	21,197,690

		165,707,877

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	7,095	7,192,352

Arizona – 2.9%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	9,070	8,724,494
Arizona Industrial Development Authority (BASIS Schools Obligated Group) Series 2017-D 5.00%, 07/01/2051(b)	1,885	1,885,394
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.00%, 07/01/2043(b)	1,000	1,004,259
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2021 4.00%, 11/01/2051(b)	10,000	8,733,763
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2026(c) (d) (e)	10,420	312,600
Series 2021-A 5.50%, 07/01/2026(c) (d) (e)	480	14,400
6.00%, 07/01/2026(c) (d) (e)	3,000	90,000
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(b)	8,315	8,178,181
Series 2024-B 5.68%, 01/01/2043(b)	1,775	1,745,800
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group) Series 2017 5.00%, 11/15/2040	2,865	2,599,964

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools Obligated Group) Series 2015 5.00%, 07/01/2035(b)	$1,000	$1,002,416
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	10,690	10,689,958
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040(c) (d) (e)	5,000	3,500,000
5.00%, 07/01/2055(c) (d) (e)	1,000	700,000
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 6.75%, 11/15/2042(b)	3,250	3,550,534
6.875%, 11/15/2052(b)	2,000	2,165,039
7.00%, 11/15/2057(b)	1,000	1,085,084
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School) Series 2018 6.00%, 07/01/2038(b)	2,000	2,090,259
Series 2018-A 6.00%, 07/01/2052(b)	4,040	4,146,618
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(b)	3,725	3,346,972
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2041	2,875	3,154,312
5.00%, 12/01/2042	1,025	1,116,274
5.00%, 12/01/2043	2,150	2,325,680
5.00%, 12/01/2044	2,750	2,957,511
5.00%, 12/01/2045	1,200	1,284,356
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.625%, 07/01/2059(b)	2,000	2,085,131
6.75%, 07/01/2063(b)	2,000	2,092,828
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,375	1,367,973
Sierra Vista Industrial Development Authority (American Leadership Academy) Series 2023 5.75%, 06/15/2058(b)	1,810	1,873,937
Series 2024 5.00%, 06/15/2059(b)	2,000	1,958,258

	Principal Amount (000)	U.S. $ Value

Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(b)	$1,225	$813,254

		86,595,249

Arkansas – 0.7%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(b)	2,700	2,970,120
Series 2024 7.375%, 07/01/2048(b)	13,000	14,454,706
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	2,300	2,386,765

		19,811,591

California – 11.8%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	7,300	7,239,947
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	15,000	13,574,341
ARC70 II Trust (ARC70 II TRUST) Series 2021 4.00%, 12/01/2059	3,000	2,630,715
Series 2023 4.84%, 04/01/2065(e) (f)	19,027	18,050,165
California Community Choice Financing Authority (American General Life Insurance) Series 2023-2 5.50%, 05/01/2054(a) (b)	10,000	10,617,615
Series 2024-2 5.00%, 08/01/2055(a) (b)	10,000	10,748,806
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,000	10,550,632
California Community Choice Financing Authority (Morgan Stanley) Series 2023-2 4.68%, 07/01/2053(a) (b)	10,000	9,988,439
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	3,480	3,834,271

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(b)	$5,200	$4,573,392
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	13,500	11,735,455
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	11,070	8,146,410
4.00%, 08/01/2046(b)	3,295	2,827,485
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)	5,000	3,539,439
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(b)	32,000	1,373,782
5.50%, 02/01/2040(b)	1,000	918,153
Series 2022-A 4.50%, 08/01/2052(b)	6,000	4,882,661
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-B Zero Coupon, 06/01/2055	22,000	4,465,010
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(b)	960	965,082
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	4,858	4,886,314
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	4,084	3,981,656
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class X 0.825%, 03/25/2035(g)	15,257	646,567
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	3,795	3,562,665
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2024 8.00%, 01/01/2050(b)	5,500	5,680,887
Series 2025 9.50%, 01/01/2065(b) (h)	12,040	12,213,026

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(b)	$10,000	$10,550,073
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(b)	985	80,349
Series 2021-A1 5.00%, 01/01/2056(b)	1,990	1,914,428
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	2,000	1,999,905
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2012-A 6.625%, 01/01/2032(b)	630	624,490
6.875%, 01/01/2042(b)	3,415	3,301,579
Series 2014 5.00%, 01/01/2035	1,050	916,780
5.25%, 01/01/2045	2,025	1,623,693
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2043	3,000	3,036,701
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(c) (d)	3,795	75,900
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(b)	8,595	8,600,110
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(b)	200	244,838
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2052(b)	3,790	3,567,944
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016-A 5.00%, 07/01/2046(b)	3,500	3,505,759
5.00%, 07/01/2051(b)	1,750	1,752,087
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(b)	1,165	1,118,576

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(e)	$1,000	$600,000
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2052(b)	1,000	1,007,456
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(b)	10,000	7,847,875
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(b)	6,550	4,591,216
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(b)	5,000	4,437,914
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(b)	6,800	4,750,320
4.00%, 08/01/2047(b)	2,630	2,279,423
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(b)	7,500	5,292,832
4.00%, 05/01/2057(b)	10,000	7,244,918
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(b)	3,275	2,467,018
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(b)	5,000	4,384,426
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(b)	7,500	5,986,555
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(b)	5,800	4,076,137
4.00%, 07/01/2058(b)	7,360	3,688,971

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(b)	$7,000	$5,465,157
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(b)	5,500	3,891,862
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	2,000	1,427,277
4.00%, 12/01/2056(b)	9,600	7,500,123
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(b)	10,000	8,402,281
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(b)	1,000	743,921
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(b)	5,000	4,303,058
Series 2021-A2 4.00%, 07/01/2056(b)	10,000	8,157,713
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	2,500	1,773,895
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	130,105	15,285,763
Hastings Campus Housing Finance Authority (Hastings Campus Housing Finance Authority) Series 2020-A 5.00%, 07/01/2061(b)	3,285	3,103,639
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2024-A 5.00%, 07/01/2031	10,000	11,432,255
San Francisco Intl Airport (San Francisco Intl Airport) Series 2024 5.25%, 05/01/2041	10,000	10,960,214

	Principal Amount (000)	U.S. $ Value

Southern California Logistics Airport Authority (Southern California Logistics Airport Authority) AGC Series 2006 5.00%, 12/01/2036	$3,600	$3,633,187
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	12,950	2,287,405
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046	8,680	2,076,049
Series 2019 Zero Coupon, 06/01/2054	6,520	1,319,566
5.00%, 06/01/2039	680	710,632

		355,675,185

Colorado – 2.9%
Aurora Highlands Community Authority Board (Aurora Highlands Community Authority Board) Series 2021-A 5.75%, 12/01/2051	10,000	9,588,615
Broadway Station Metropolitan District No. 3 (Broadway Station Metropolitan District No. 3) Series 2019 5.00%, 12/01/2039	749	661,890
5.00%, 12/01/2049	1,750	1,402,982
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2017 5.00%, 12/01/2037(b)	5,730	5,732,415
Series 2022 6.50%, 12/01/2053	1,000	1,031,839
Colorado Educational & Cultural Facilities Authority (Aspen View Academy, Inc.) Series 2021 4.00%, 05/01/2051	1,100	947,405
4.00%, 05/01/2061	1,250	1,038,508
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,500	1,192,701
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034(e)	4,000	4,127,699
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044	890	886,452
5.125%, 11/01/2049	765	764,749

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Aberdeen Ridge Obligated Group) Series 2021-A 5.00%, 05/15/2044	$2,000	$1,603,530
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	2,750	2,521,434
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038	735	730,403
Series 2022-2 5.25%, 11/01/2038(a) (b)	2,200	2,445,214
5.25%, 11/01/2039(a) (b)	2,600	2,871,120
5.25%, 11/01/2052(a) (b)	5,000	5,308,481
Colorado Health Facilities Authority (Frasier Meadows Manor Obligated Group) Series 2023-2 4.00%, 05/15/2041	1,175	1,109,048
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045(c) (d) (e)	1,750	1,140,140
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(c) (d) (e)	10,000	7,500,000
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	9,027	8,231,526
Longs Peak Metropolitan District (Longs Peak Metropolitan District) Series 2021 5.25%, 12/01/2051(b)	2,000	2,010,039
Meridian Ranch Metropolitan District 2018 Subdistrict (Meridian Ranch Metropolitan District 2018 Subdistrict) Series 2022 6.75%, 12/01/2052	1,500	1,543,610
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(b)	961	997,421
Plaza Metropolitan District No. 1 (Plaza Metropolitan District No. 1) Series 2013 5.00%, 12/01/2040(b)	1,000	999,984
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045(e)	3,810	3,334,763

	Principal Amount (000)	U.S. $ Value

Redtail Ridge Metropolitan District (Redtail Ridge Metropolitan District) Series 2025 Zero Coupon, 12/01/2032	$4,380	$2,605,010
Riverwalk Metropolitan District No. 2 (Riverwalk Metropolitan District No. 2) Series 2022-A 5.00%, 12/01/2042	3,000	2,784,006
5.00%, 12/01/2052	1,000	890,327
Sagebrush Farm Metropolitan District No. 1 (Sagebrush Farm Metropolitan District No. 1) Series 2022-A 6.75%, 12/01/2052	1,500	1,583,976
Spring Hill Metropolitan District No. 3 (Spring Hill Metropolitan District No. 3) Series 2022-A 6.75%, 12/01/2052(b)	333	342,358
St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(b) (i)	1,000	732,886
STC Metropolitan District No. 2 (STC Metropolitan District No. 2) Series 2019-A 5.00%, 12/01/2038	1,060	1,060,159
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	2,000	2,126,812
6.75%, 12/01/2053	3,000	3,182,052
Series 2023 8.375%, 12/15/2054	1,000	1,018,391
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AGM Series 2019 3.25%, 12/15/2050	159	129,626
AGM Series 2020 5.00%, 12/01/2027	195	204,816
5.00%, 12/01/2030	270	293,561
5.00%, 12/01/2050	205	210,326
Verve Metropolitan District No. 1 (Verve Metropolitan District No. 1) Series 2023 6.50%, 12/01/2043	1,000	1,019,303
6.75%, 12/01/2052	1,000	1,025,962

		88,931,539

Connecticut – 0.1%
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036	500	508,825
Town of Hamden CT (Whitney Center Obligated Group) Series 2022-A 7.00%, 01/01/2053	1,000	1,086,253

		1,595,078

	Principal Amount (000)	U.S. $ Value

Delaware – 0.2%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust (Affordable Housing Tax-Exempt Bond Pass-Thru Trust) Series 2023-2 6.00%, 10/05/2040(b)	$7,292	$7,594,904

District of Columbia – 0.7%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024 0.00%, 06/01/2041(b) (i)	1,000	613,565
0.00%, 06/01/2049(b) (i)	1,600	957,885
Series 2024-A 5.125%, 06/01/2034(b)	2,720	2,761,144
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	1,000	1,017,388
District of Columbia (Rocketship DC Obligated Group) Series 2019 5.00%, 06/01/2039(b)	1,425	1,433,529
District of Columbia Tobacco Settlement Financing Corp. (District of Columbia Tobacco Settlement Financing) Series 2006 Zero Coupon, 06/15/2055	140,500	14,515,091

		21,298,602

Florida – 6.7%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040	2,400	2,239,153
4.00%, 10/01/2046	1,750	1,531,536
Bexley Community Development District (Bexley Community Development District) Series 2016 4.875%, 05/01/2047	2,050	2,007,379
Cape Coral Health Facilities Authority (Gulf Care Obligated Group) Series 2015 6.00%, 07/01/2050(b)	1,550	1,048,598
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2028	1,300	1,358,737
5.00%, 10/01/2032	1,000	1,055,903
Capital Projects Finance Authority/FL (IDEA Lakeland) Series 2023 7.00%, 06/15/2030(b)	3,000	3,113,049

	Principal Amount (000)	U.S. $ Value

Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(b) (i)	$7,860	$1,154,195
5.00%, 06/01/2049(b)	1,000	1,000,706
5.00%, 06/01/2054(b)	3,525	3,499,169
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(b)	1,500	1,159,317
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(b)	27,000	2,031,988
3.375%, 07/01/2031(b)	905	875,081
5.00%, 07/01/2056(b)	11,500	11,060,448
Capital Trust Agency, Inc. (Southeastern University Obligated Group) Series 2023 6.25%, 05/01/2048(b)	1,000	1,044,409
6.375%, 05/01/2053(b)	1,000	1,045,271
Capital Trust Agency, Inc. (Team Success A School of Excellence) Series 2020 5.00%, 06/01/2045(b)	1,000	917,552
5.00%, 06/01/2055(b)	2,000	1,732,334
Capital Trust Authority (IDEA Florida, Inc.) Series 2023-A 6.375%, 06/15/2058(b)	2,000	2,092,180
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2039	850	463,222
Zero Coupon, 09/01/2042	1,000	454,201
Zero Coupon, 09/01/2049	1,000	306,066
Zero Coupon, 09/01/2053	1,400	347,735
County of Lake FL (Waterman Communities) Series 2020 5.50%, 08/15/2040	3,000	3,041,711
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2024 5.25%, 10/01/2054	10,200	10,737,838
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-2 5.00%, 10/01/2034(a) (b)	4,630	5,074,251
5.00%, 10/01/2035(a) (b)	11,470	12,646,770
Series 2025-A 5.50%, 10/01/2055(h)	10,000	10,770,189

	Principal Amount (000)	U.S. $ Value

County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2035	$250	$167,326
Zero Coupon, 10/01/2036	410	262,650
Zero Coupon, 10/01/2037	230	140,449
Zero Coupon, 10/01/2038	315	182,950
Zero Coupon, 10/01/2039	390	214,764
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	150	151,984
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044	1,000	1,017,074
6.125%, 06/01/2054	1,000	1,012,358
6.25%, 06/01/2059	1,000	1,018,204
County of Palm Beach FL (Provident Group-PBAU Properties) Series 2019 5.00%, 04/01/2039(b)	1,000	981,866
5.00%, 04/01/2051(b)	1,970	1,846,657
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(b)	1,000	1,092,753
Series 2023-B 6.45%, 05/01/2027(b)	2,755	2,817,903
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 6.00%, 08/15/2057(b)	3,900	3,894,601
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2021 3.00%, 07/01/2031(b)	910	868,856
4.00%, 07/01/2051(b)	1,950	1,684,821
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(b)	5,000	5,056,349
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(b)	2,365	2,372,210
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 6.00%, 06/15/2057	2,000	2,102,169
Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.00%, 06/01/2044(b)	1,000	1,008,195
5.25%, 06/01/2054(b)	1,050	1,057,736
5.25%, 06/01/2059(b)	1,000	1,003,617
6.50%, 06/01/2059(b)	1,200	1,208,201

	Principal Amount (000)	U.S. $ Value

Florida Higher Educational Facilities Financial Authority (Ringling College of Art & Design) Series 2019 5.00%, 03/01/2044	$795	$800,956
5.00%, 03/01/2049	3,375	3,383,843
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2024 5.25%, 10/01/2044	4,685	5,024,991
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2018-F 5.00%, 10/01/2048	10,000	10,314,150
Series 2024 5.50%, 10/01/2054	10,000	10,874,034
Jacksonville Transportation Authority (Jacksonville Transportation Authority Fuel Tax) Series 2025 5.00%, 08/01/2030(h)	1,960	2,131,852
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2057	3,000	2,840,344
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2054	1,000	1,044,980
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2025-B 5.25%, 04/01/2040	10,000	11,416,164
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(b)	1,500	1,515,418
Series 2023-B 5.78%, 06/01/2027(b)	1,000	1,005,205
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.25%, 07/01/2052(b)	1,000	1,008,120
5.50%, 07/01/2061(b)	1,000	1,016,822
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2037	7,235	7,461,635
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2042	5,000	4,762,194

	Principal Amount (000)	U.S. $ Value

Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	$1,000	$918,582
4.00%, 10/01/2051	1,815	1,551,738
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2022 4.25%, 06/01/2056	2,100	1,794,199
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village) Series 2022 11.50%, 07/01/2027(b)	1,000	1,321,821
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(b) (c) (d)	1,905	1,524,000
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2047	2,450	2,451,240
5.00%, 01/01/2052	4,500	4,438,449
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts) Series 2020 3.50%, 05/01/2051(b)	1,925	1,558,282
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts) Series 2021 1.80%, 05/01/2026	195	191,030
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.25%, 05/01/2054(b)	995	1,023,571
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 4.00%, 05/01/2034(b)	1,000	1,000,924
4.20%, 05/01/2039(b)	1,000	998,674
4.55%, 05/01/2044(b)	1,000	994,342
4.80%, 05/01/2055(b)	1,500	1,502,694

		200,842,935

Georgia – 2.6%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(b) (i)	10,000	8,687,288
Series 2024-A 5.50%, 04/01/2039(b)	2,500	2,581,639

	Principal Amount (000)	U.S. $ Value

Fayette County Development Authority (United States Soccer Federation) Series 2024 5.25%, 10/01/2054	$6,110	$6,471,578
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043	1,000	1,000,667
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	8,350	8,301,952
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-2 5.00%, 12/01/2054(a) (b)	10,000	10,532,116
Series 2024-2 5.00%, 06/01/2053(a) (b)	10,000	10,501,862
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-2 5.00%, 07/01/2053(a) (b)	10,000	10,613,601
Series 2024-2 5.27%, 12/01/2053(a) (b)	10,000	10,300,521
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2038	225	235,818
5.00%, 01/01/2039	780	807,496
Series 2022 5.50%, 07/01/2063	6,500	6,920,657

		76,955,195

Guam – 0.1%
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	4,365	4,410,734

Hawaii – 0.2%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2025 5.00%, 07/01/2037(h)	3,000	3,479,538
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2044(h)	1,875	1,975,349

		5,454,887

Idaho – 0.2%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.125%, 11/01/2057	3,000	3,248,159

	Principal Amount (000)	U.S. $ Value

Idaho Housing & Finance Association (Battelle Energy Alliance) Series 2010-A 7.00%, 02/01/2036	$4,000	$4,007,492

		7,255,651

Illinois – 4.7%
Bellwood Municipal Housing Corp. (Village of Bellwood IL) Series 2024 6.375%, 12/01/2059(b)	2,000	1,967,328
Chicago Board of Education (Chicago Board of Education) Series 2015-C 5.25%, 12/01/2035	5,405	5,408,923
Series 2016-A 7.00%, 12/01/2044	3,095	3,144,098
Series 2017-A 7.00%, 12/01/2046(b)	4,975	5,257,934
Series 2017-B 6.75%, 12/01/2030(b)	11,365	12,217,180
7.00%, 12/01/2042(b)	2,400	2,550,348
Series 2018-A 5.00%, 12/01/2032	4,800	4,921,384
Series 2019-B 5.00%, 12/01/2030	425	440,719
5.00%, 12/01/2031	750	775,889
5.00%, 12/01/2032	310	319,871
5.00%, 12/01/2033	290	298,560
Series 2023-A 5.875%, 12/01/2047	5,000	5,375,135
6.00%, 12/01/2049	5,000	5,404,259
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2022-2 5.50%, 01/01/2055(a) (b)	10,000	10,573,118
Series 2024-C 5.00%, 01/01/2034	3,000	3,295,903
City of Chicago IL (City of Chicago IL) Series 2016-C 5.00%, 01/01/2038	90	90,217
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(c) (d)	7,950	4,708,264
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 6.00%, 05/01/2046	2,000	2,052,692
Illinois Finance Authority (Acero Charter Schools Obligated Group) Series 2021 4.00%, 10/01/2042(b)	1,000	896,012
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2043	1,190	1,082,309

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047	$1,790	$1,794,718
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	400	366,663
4.00%, 09/01/2037	520	468,623
4.00%, 09/01/2039	1,000	879,309
4.00%, 09/01/2041	1,000	857,072
5.00%, 09/01/2036	540	540,353
5.00%, 09/01/2038	1,000	995,163
5.00%, 09/01/2040	1,500	1,465,548
Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(b)	5,500	6,418,008
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	11,530	6,586,898
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	600	622,497
Series 2024 5.67%, 11/01/2038(e)	5,820	5,823,222
Metropolitan Pier & Exposition Authority (State of Illinois McCormick Place Expansion Project Fund) Series 2012 Zero Coupon, 12/15/2041	24,500	11,747,718
Zero Coupon, 12/15/2050	19,675	5,683,130
State of Illinois (State of Illinois) Series 2010 7.35%, 07/01/2035	5,893	6,425,788
Series 2024 5.00%, 02/01/2037	5	5,580
Village of Antioch IL Special Service Areas No. 1 & 2 (Village of Antioch IL Special Service Areas No. 1 & 2) Series 2016-A 4.50%, 03/01/2033	6,689	6,449,516
Series 2016-B 7.00%, 03/01/2033	3,088	3,082,421
Village of Pingree Grove IL Special Service Area No. 7 (Village of Pingree Grove IL Special Service Area No. 7) Series 2015 4.50%, 03/01/2025	526	526,000
5.00%, 03/01/2036	8,950	8,894,702
Series 2015-B 6.00%, 03/01/2036	2,257	2,257,403

		142,670,475

	Principal Amount (000)	U.S. $ Value

Indiana – 2.4%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(c) (d)	$328	$33
City of Valparaiso IN (Green Oaks of Valparaiso) Series 2021 5.375%, 12/01/2041(b)	3,350	3,016,751
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(b)	1,000	1,031,079
5.00%, 01/01/2054(b)	2,000	2,043,165
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	8,000	8,259,509
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(b)	16,875	2,731,492
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2038	2,045	1,962,883
4.00%, 04/01/2040	2,215	2,066,689
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2026	1,000	993,060
4.00%, 11/15/2027	1,000	992,529
4.00%, 11/15/2030	1,000	997,874
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2039	2,675	2,675,053
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030	5,145	4,944,351
Series 2021-B 2.50%, 11/01/2030	4,025	3,727,363
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(b)	10,000	10,537,621
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2059	1,750	1,757,124
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	4,750	4,753,343

	Principal Amount (000)	U.S. $ Value

Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(b)	$1,325	$1,183,827
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	2,000	2,149,713
6.00%, 03/01/2053	5,000	5,360,771
Series 2023-F 7.75%, 03/01/2067	4,075	4,588,129
BAM Series 2023 5.25%, 03/01/2067	5,000	5,317,057

		71,089,416

Iowa – 0.6%
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	1,685	1,611,754
4.00%, 12/01/2041	3,400	2,908,332
4.00%, 12/01/2046	2,275	1,851,658
4.00%, 12/01/2051	4,060	3,196,584
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	5,000	4,627,198
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	17,000	2,835,581

		17,031,107

Kansas – 0.4%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026	5,000	5,019,427
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2037	1,000	1,020,263
5.00%, 03/01/2039	1,070	1,086,794
5.00%, 03/01/2044	655	659,004
5.00%, 03/01/2049	3,835	3,843,966

		11,629,454

Kentucky – 2.3%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 4.00%, 02/01/2038	745	713,820
City of Henderson KY (Pratt Paper KY LLC) Series 2022 4.70%, 01/01/2052(b)	7,000	6,997,040

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky Obligated Group) Series 2012 5.375%, 11/15/2042	$7,765	$6,618,134
5.50%, 11/15/2045	1,665	1,404,261
Series 2016-A 5.00%, 05/15/2046	4,500	3,763,229
5.00%, 05/15/2051	3,500	2,819,802
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2037	4,045	4,124,039
5.25%, 06/01/2041	3,650	3,710,041
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050	2,650	2,174,436
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(b)	1,105	1,105,054
5.75%, 11/01/2040(b)	5,130	5,255,032
Series 2022-B 6.75%, 11/01/2040(b)	850	869,854
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-2 5.00%, 05/01/2055(a) (b)	10,000	10,593,948
Kentucky Public Energy Authority (Morgan Stanley) Series 2024-2 4.00%, 08/01/2052(a) (b)	10,000	10,077,681
Series 2025-A 5.25%, 06/01/2055(h)	6,995	7,454,783
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020-A 5.00%, 10/01/2038	370	387,983

		68,069,137

Louisiana – 1.2%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	7,625	7,633,660
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2041	5,000	5,115,352
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.00%, 09/01/2066	6,000	6,132,391

	Principal Amount (000)	U.S. $ Value

5.75%, 09/01/2064	$5,000	$5,438,681
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(c) (d)	7,250	72
Series 2014-A 8.375%, 07/01/2039(c) (d)	17,000	170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2016A 5.00%, 07/01/2051	10,000	10,025,177
Louisiana Public Facilities Authority (Prerefunded - US Govt Agencies) Series 2016 5.00%, 05/15/2047	25	25,618
New Orleans Aviation Board (New Orleans Aviation Board) Series 2024 5.00%, 01/01/2038	1,040	1,124,264
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(b)	955	1,050,106

		36,545,491

Maryland – 2.3%
City of Westminster MD (Lutheran Village at Miller’s Grant) Series 2014-A 6.00%, 07/01/2034	1,500	1,501,130
6.125%, 07/01/2039	750	750,359
6.25%, 07/01/2044	2,000	2,000,620
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2026	495	499,926
5.00%, 01/01/2027	430	441,929
5.00%, 01/01/2028	300	312,139
5.00%, 01/01/2029	290	304,750
5.00%, 01/01/2030	285	302,027
5.00%, 01/01/2036	1,790	1,877,900
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2022-2 5.00%, 05/01/2050(a) (b)	45,000	50,145,444
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2054	10,000	10,636,414

		68,772,638

	Principal Amount (000)	U.S. $ Value

Massachusetts – 1.2%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2024-B 5.00%, 05/01/2054	$10,000	$10,630,984
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2034	1,135	1,142,945
Massachusetts Development Finance Agency (NewBridge on the Charles) Series 2017 5.00%, 10/01/2037(b)	1,000	1,017,442
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2036	3,000	3,058,117
Series 2024 8.50%, 10/01/2026	2,175	2,198,109
Massachusetts Port Authority (Massachusetts Port Authority) Series 2019-A 5.00%, 07/01/2036	4,500	4,725,724
5.00%, 07/01/2037	4,000	4,190,788
5.00%, 07/01/2038	8,100	8,462,074

		35,426,183

Michigan – 1.0%
City of Detroit MI (City of Detroit MI) 4.813%, 02/28/2025	1,622	1,605,916
Series 2014-B 4.00%, 04/01/2044(i)	6,491	5,266,408
Michigan Finance Authority (Lawrence Technological University Obligated Group) Series 2022 4.00%, 02/01/2027	95	94,521
4.00%, 02/01/2032	285	279,190
4.00%, 02/01/2042	1,115	986,195
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065	18,000	2,108,533
Michigan Finance Authority (Prerefunded - US Treasuries) Series 2016 5.00%, 12/01/2045	45	46,265
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2039	13,580	13,592,096
5.00%, 07/01/2044	1,200	1,200,687

	Principal Amount (000)	U.S. $ Value

Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp/MI) Series 2008-C Zero Coupon, 06/01/2058	$164,100	$5,676,120

		30,855,931

Minnesota – 1.2%
City of Apple Valley MN (PHS Apple Valley Senior Housing) Series 2021 4.00%, 09/01/2061	870	704,878
City of Bloomington MN (City of Bloomington MN) Series 2024-A 6.18%, 07/01/2041(b)	2,570	2,573,879
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(b) (i)	5,000	5,184,753
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(b)	5,000	5,028,563
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(b)	5,000	5,108,572
City of Fridley MN (Roers Fridley Apartments Owner II) Series 2023-A 5.75%, 06/01/2041(b)	3,000	3,032,975
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(b)	2,795	2,793,734
5.66%, 07/01/2041(b)	7,500	7,477,988
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(e)	2,100	1,008,000
4.00%, 06/01/2051(e)	2,225	1,068,000
4.00%, 06/01/2056(e)	1,000	480,000
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.00%, 01/01/2041	3,000	3,178,120

		37,639,462

Mississippi – 0.3%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(e)	5,750	4,272,520

	Principal Amount (000)	U.S. $ Value

Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(b)	$1,000	$826,541
5.00%, 10/01/2031(b)	2,850	2,937,731
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037	250	249,190
5.00%, 01/01/2035	750	798,424

		9,084,406

Missouri – 0.9%
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019-A 5.25%, 12/01/2048(b)	5,000	5,008,637
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046(c) (d)	1,165	54,355
5.00%, 11/15/2046(c) (d)	2,610	1,808,745
Series 2021-A 10.00%, 11/15/2046(c) (d)	804	688,828
Series 2021-C 7.50%, 11/15/2037(c) (d)	643	505,659
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(b)	1,615	1,503,621
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	2,000	2,011,537
5.00%, 08/15/2046	5,585	5,260,509
5.00%, 08/15/2051	2,415	2,192,458
Series 2021-A 5.00%, 08/15/2056	5,000	4,658,088
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(b)	2,000	2,010,453

		25,702,890

Nebraska – 0.5%
Central Plains Energy Project (Goldman Sachs Group) Series 2017-A 5.00%, 09/01/2042	14,670	16,085,391

Nevada – 0.6%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	8,500	1,272,245

	Principal Amount (000)	U.S. $ Value

City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(b)	$1,300	$1,275,218
Las Vegas Redevelopment Agency (Las Vegas Redevelopment Agency Redevelopment Area 1) Series 2016 5.00%, 06/15/2045	3,000	3,011,781
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2024 8.125%, 01/01/2050	5,500	5,683,844
Series 2025 9.50%, 01/01/2065(b) (h)	6,725	6,761,989
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038(c) (d) (e)	1,473	6,039

		18,011,116

New Hampshire – 2.3%
New Hampshire Business Finance Authority (ARC70 II TRUST) Series 2024 4.15%, 10/20/2040	3,395	3,380,972
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)	6,877	6,907,968
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(b)	1,000	1,000,792
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	1,000	1,001,425
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	11,827	11,904,318
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	16,410	16,502,288
Series 2022-1, Class X 0.35%, 09/20/2036(g)	10,618	214,986
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	9,681	9,465,301

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class X 0.494%, 07/01/2051(g)	$4,182	$157,740
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.503%, 08/20/2039(g)	9,955	404,753
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2018 4.625%, 11/01/2042(b)	2,325	2,191,887
Series 2020-B 3.75%, 07/01/2045(b)	3,215	2,769,421
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(b)	1,840	1,839,743
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	1,000	998,230
New Hampshire Health & Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059	10,920	11,901,218

		70,641,042

New Jersey – 3.4%
Essex County Improvement Authority (North Star Academy Charter School of Newark) Series 2020 4.00%, 07/15/2050(b)	1,000	884,754
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	9,780	9,790,079
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	2,000	2,049,603
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	7,515	7,514,705
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	3,550	3,554,060
Series 2014-B 5.625%, 11/15/2030	4,525	4,531,222
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2009-A Zero Coupon, 12/15/2039	2,670	1,475,500

	Principal Amount (000)	U.S. $ Value

New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2024-A 4.00%, 01/01/2035	$11,500	$12,386,649
Series 2024-C 5.00%, 01/01/2043	7,500	8,304,668
5.00%, 01/01/2044	2,500	2,736,409
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	47,595	48,087,503

		101,315,152

New Mexico – 0.1%
New Mexico Finance Authority (Enchantment Water LLC) Series 2024 8.25%, 12/01/2045(b)	3,000	3,049,732

New York – 6.5%
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(b)	4,205	4,221,557
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039(c) (d)	7,050	4,230,000
5.50%, 11/01/2044(c) (d)	2,875	1,725,000
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 07/01/2034(c) (d) (j) (k)	5,000	0
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-B 5.00%, 11/15/2025	635	645,047
Series 2020-C 5.25%, 11/15/2055	2,000	2,089,943
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) Series 2021 5.00%, 01/01/2058(c) (d) (i)	7,315	671,947
9.00%, 01/01/2041(c) (d) (e)	3,660	3,660,000
New York City Housing Development Corp. (New York City Housing Development) Series 2020 2.55%, 08/01/2040	1,355	1,039,848
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2024-C 5.25%, 06/15/2054	10,000	10,837,485
New York Counties Tobacco Trust V (New York Counties Tobacco Trust V) Series 2005 Zero Coupon, 06/01/2050	51,990	8,429,185

	Principal Amount (000)	U.S. $ Value

New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(b)	$9,190	$9,195,839
5.375%, 11/15/2040(b)	2,500	2,502,217
7.25%, 11/15/2044(b)	1,705	1,707,025
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	10,000	11,163,646
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2025 5.00%, 05/01/2026	2,430	2,493,161
5.00%, 05/01/2028	9,840	10,525,606
5.00%, 05/01/2031	4,930	5,498,598
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2054	4,000	4,267,532
5.50%, 12/31/2060	2,000	2,123,170
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	5,500	5,691,877
6.00%, 06/30/2054	2,500	2,693,740
Series 2024 5.00%, 06/30/2060	6,820	6,931,410
5.50%, 06/30/2054	4,925	5,216,575
5.50%, 06/30/2060	7,000	7,367,327
AGM Series 2023 5.00%, 06/30/2049	2,000	2,064,230
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2041	17,110	17,110,910
Suffolk Regional Off-Track Betting Co. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	4,000	4,149,017
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2022-2 5.25%, 05/15/2052(a) (b)	5,000	5,386,642
5.25%, 05/15/2057(a) (b)	10,000	10,710,594
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2022-2 5.50%, 11/15/2057(a) (b)	10,000	10,923,220
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.25%, 05/15/2064	10,000	10,727,434

	Principal Amount (000)	U.S. $ Value

TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	$2,500	$2,377,577
5.00%, 06/01/2048	2,050	1,941,985
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	4,270	3,896,348
5.25%, 09/15/2042	1,795	1,585,806
5.25%, 09/15/2047	3,080	2,591,435
5.25%, 09/15/2053	6,635	5,372,697
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 4.125%, 12/01/2041(b)	1,650	1,525,738

		195,291,368

North Carolina – 0.3%
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2033(b)	710	777,892
5.00%, 04/01/2035(b)	830	920,100
5.00%, 04/01/2039(b)	1,120	1,214,180
5.00%, 04/01/2041(b)	1,290	1,379,647
5.00%, 04/01/2043(b)	1,480	1,567,285
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	1,625	1,625,112
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AGM Series 2024 Zero Coupon, 01/01/2051	3,000	870,733
Zero Coupon, 01/01/2052	2,000	549,593
Zero Coupon, 01/01/2053	1,000	260,498

		9,165,040

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(c) (d) (e) (j) (k)	1,550	0
7.00%, 12/15/2043(c) (d) (e) (j) (k)	1,610	0

		0

Ohio – 2.0%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B Zero Coupon, 06/01/2057	46,605	4,975,256
5.00%, 06/01/2055	27,400	25,051,324

	Principal Amount (000)	U.S. $ Value

City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2021 5.00%, 08/01/2032	$1,000	$1,083,309
5.00%, 08/01/2033	800	865,233
5.00%, 08/01/2034	1,000	1,077,249
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	5	5,052
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	2,710	2,406,478
County of Marion OH (United Church Homes Obligated Group) Series 2019 5.00%, 12/01/2039	565	499,290
5.125%, 12/01/2049	690	575,975
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(c) (d) (e)	4,189	293,260
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.625%, 12/01/2042	1,000	1,100,762
6.75%, 12/01/2052	10,000	10,977,485
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(b)	3,700	2,881,105
Series 2023 5.00%, 12/01/2053(b)	2,000	2,034,869
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati) Series 2021 4.375%, 06/15/2056	1,000	988,605
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2057	7,065	6,354,306

		61,169,558

Oklahoma – 2.0%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038	3,295	2,453,356
Oklahoma City Water Utilities Trust (Oklahoma City Water Utilities Trust) Series 2024 5.25%, 07/01/2059	10,000	10,985,826

	Principal Amount (000)	U.S. $ Value

Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	$3,165	$3,276,314
5.50%, 08/15/2052	3,000	3,071,659
5.50%, 08/15/2057	11,290	11,541,412
Series 2022-A 5.50%, 08/15/2044	10,000	10,203,491
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.50%, 01/01/2054	10,000	11,136,432
Series 2025-B 5.00%, 01/01/2037(h)	5,340	6,060,351
AGC Series 2025-A 4.25%, 01/01/2055	2,000	1,973,551

		60,702,392

Oregon – 0.1%
Clackamas County Hospital Facility Authority (Rose Villa Obligated Group) Series 2020-A 5.25%, 11/15/2050	1,000	1,002,325
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2051	10,000	2,640,034
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2053	3,000	729,025

		4,371,384

Pennsylvania – 2.9%
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 0.00%, 06/30/2044(i)	4,388	2,951,608
5.00%, 06/30/2039	5,710	5,694,912
7.00%, 06/30/2039	3,710	3,459,950
8.00%, 06/30/2034	1,360	1,396,166
Series 2024-A 6.00%, 06/30/2034	640	695,596
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	5,000	4,307,639
5.00%, 07/01/2040	1,100	1,138,318
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(b)	2,750	2,850,362
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	7,950	8,028,676
6.00%, 06/01/2051	3,715	3,724,125
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045	1,185	1,138,621

	Principal Amount (000)	U.S. $ Value

Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 4.00%, 11/01/2036	$715	$722,286
Geisinger Authority (Kaiser Obligated Group) Series 2020 5.00%, 04/01/2043	2,000	2,155,434
5.00%, 04/01/2050	8,000	8,226,130
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	1,000	1,019,663
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	928,995
5.00%, 03/01/2045	500	443,361
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) AGM Series 2022 5.75%, 12/31/2062	4,000	4,318,581
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	8,740	8,753,193
Pennsylvania Economic Development Financing Authority (Reworld Holding Corp.) Series 2019 3.25%, 08/01/2039(b)	1,640	1,349,289
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action) Series 2015-A 6.375%, 06/01/2040	1,300	1,301,147
6.50%, 06/01/2045	2,390	2,391,948
6.625%, 06/01/2050	3,870	3,873,572
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2051	3,650	3,060,532
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2023-A 5.50%, 09/01/2048	1,750	1,918,546
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051(b)	6,920	4,091,608

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2057(b)	$5,475	$3,106,034
Series 2016-B 6.08%, 01/01/2026(b)	185	179,829
Series 2016-C Zero Coupon, 01/01/2036(b)	3,010	1,094,014
Series 2016-D Zero Coupon, 01/01/2057(e)	59,415	3,305,340

		87,625,475

Puerto Rico – 8.5%
Children’s Trust Fund (Children’s Trust Fund) Series 2008-B Zero Coupon, 05/15/2057	445,000	27,544,165
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	21,858	15,477,902
4.00%, 07/01/2035	2,805	2,810,879
Series 2022-A Zero Coupon, 11/01/2051	40,573	13,816,210
5.069%, 11/01/2051	16,361	10,450,758
Series 2022-C Zero Coupon, 11/01/2043	38,583	24,259,223
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040	3,250	3,177,662
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2047(b)	5,500	5,581,887
Series 2021-B 5.00%, 07/01/2025(b)	3,505	3,517,939
5.00%, 07/01/2028(b)	2,550	2,656,580
5.00%, 07/01/2029(b)	3,850	4,045,267
5.00%, 07/01/2033(b)	2,835	3,013,077
5.00%, 07/01/2037(b)	2,530	2,650,136
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2032(c) (d)	7,425	4,139,437
5.00%, 07/01/2037(c) (d)	10,045	5,600,087
Series 2008-W 5.00%, 07/01/2028(c) (d)	7,285	4,061,387
Series 2008WW 5.375%, 07/01/2024(c) (l)	3,700	2,062,750
Series 2010-A 5.25%, 07/01/2029(c) (d)	2,370	1,321,275
5.25%, 07/01/2030(c) (d)	390	217,425
Series 2010-C 5.00%, 07/01/2024(c) (l)	1,530	852,975

	Principal Amount (000)	U.S. $ Value

5.25%, 07/01/2027(c) (d)	$2,550	$1,421,625
5.25%, 07/01/2028(c) (d)	5,255	2,929,662
Series 2010-X 5.25%, 07/01/2027(c) (d)	3,725	2,076,687
5.25%, 07/01/2036(c) (d)	2,280	1,271,100
5.25%, 07/01/2040(c) (d)	10,035	5,594,512
Series 2010DDD 5.00%, 07/01/2020(c) (l)	1,660	925,450
5.00%, 07/01/2022(c) (l)	610	340,075
5.00%, 02/28/2025	920	512,900
Series 2010ZZ 5.25%, 07/01/2018(c) (l)	2,500	1,393,750
5.25%, 07/01/2019(c) (l)	1,715	956,113
5.25%, 07/01/2022(c) (l)	1,565	872,488
5.25%, 07/01/2024(c) (l)	1,570	875,275
5.25%, 07/01/2025(c) (d)	440	245,300
Series 2012-A 5.00%, 07/01/2029(c) (d)	3,345	1,864,838
5.00%, 07/01/2042(c) (d)	1,000	557,500
5.05%, 07/01/2042(c) (d)	2,000	1,115,000
Series 2013-A 7.00%, 07/01/2033(c) (d)	2,200	1,226,500
7.00%, 07/01/2040(c) (d)	575	320,563
AGM Series 2007-V 5.25%, 07/01/2031	14,090	14,254,797
NATL Series 2007-V 5.25%, 07/01/2029	245	242,844
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	1,321	1,307,348
6.625%, 01/01/2028	10,077	9,944,724
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	2,000	2,383,245
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2027	383	351,633
Zero Coupon, 07/01/2029	1,519	1,308,123
Zero Coupon, 07/01/2046	57,388	19,238,661
Zero Coupon, 07/01/2051	40,000	9,915,356
Series 2019-A 4.329%, 07/01/2040	21,675	21,594,460
4.55%, 07/01/2040	2,637	2,643,143
5.00%, 07/01/2058	10,481	10,521,664

		255,462,357

	Principal Amount (000)	U.S. $ Value

Rhode Island – 0.2%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 05/15/2031	$1,795	$1,819,091
5.00%, 05/15/2032	1,890	1,913,229
5.00%, 05/15/2033	1,000	1,011,077
5.00%, 05/15/2034	1,600	1,615,948

		6,359,345

South Carolina – 1.6%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	445	441,842
5.41%, 11/01/2039	7,515	7,401,425
6.28%, 11/01/2039	330	325,270
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(b)	5,000	4,765,373
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(b)	185	176,040
Series 2023-A 6.50%, 02/01/2056(b)	5,305	5,553,663
Series 2023-B 7.50%, 08/01/2047(b)	2,200	2,235,785
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	2,000	2,012,231
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(c) (d) (e)	3,115	467,250
6.50%, 06/01/2051(c) (d) (e)	3,175	476,250
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	1,000	990,577
4.50%, 11/01/2054	1,000	995,375
5.25%, 11/01/2044	10,000	10,966,364
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(i)	6,135	4,628,243
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2022 3.00%, 12/01/2043	1,606	1,245,735

	Principal Amount (000)	U.S. $ Value

Series 2024-A 5.00%, 12/01/2043	$3,555	$3,867,507
5.00%, 12/01/2044	2,000	2,155,544

		48,704,474

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association/SD) Series 2021 4.00%, 08/01/2041	1,000	904,222
4.00%, 08/01/2051	3,620	2,994,738
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	1,500	1,560,025

		5,458,985

Tennessee – 1.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(b)	19,305	18,723,587
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(b)	2,350	2,407,979
9.50%, 11/01/2052(b)	6,600	6,757,873
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049(c) (d) (e)	100	1,000
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(c) (d) (e)	3,587	251,085
Shelby County Health Educational & Housing Facilities Board (Village at Germantown) Series 2014 5.25%, 12/01/2044	1,075	1,029,349
5.25%, 12/01/2049	3,250	3,011,344
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	5,800	4,635,522

		36,817,739

Texas – 8.0%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	2,895	2,330,917

	Principal Amount (000)	U.S. $ Value

Series 2021-B 5.00%, 10/01/2050(b)	$4,250	$3,630,617
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2023 4.875%, 06/15/2056(b)	1,000	1,007,421
Series 2024 4.875%, 06/15/2054(b)	1,100	1,089,126
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(b)	1,100	1,138,867
6.375%, 06/01/2062(b)	3,500	3,627,009
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016-A 5.00%, 12/01/2046	2,175	2,180,509
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(b)	6,205	4,892,899
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2040	1,500	1,500,067
Brazoria County Industrial Development Corp. (Aleon Renewable Metals) Series 2022 10.00%, 06/01/2042(e)	8,500	7,225,000
Series 2023 12.00%, 06/01/2043(e)	1,000	850,000
Central Texas Turnpike System (Central Texas Turnpike System) Series 2024-A 5.00%, 08/15/2038	1,800	2,037,784
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments) Series 2022 Zero Coupon, 12/01/2062(b)	69,315	4,785,223
6.00%, 12/01/2062	8,080	7,852,388
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments) Series 2022 6.00%, 12/01/2062(b)	3,460	3,304,444
6.25%, 12/01/2054(b)	1,400	1,267,683
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2040	4,715	4,719,122

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	$12,845	$12,853,469
Series 2024-B 5.50%, 07/15/2038	3,520	3,806,649
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2024-A 5.25%, 02/01/2049	10,000	10,903,752
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 6.00%, 06/15/2048(b)	1,000	1,008,997
6.25%, 06/15/2053(b)	2,000	2,030,733
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,160	1,070,081
Dallas County Flood Control District No. 1 (Dallas County Flood Control District No. 1) Series 2015 5.00%, 04/01/2032(b)	2,000	1,985,922
Dallas Independent School District (Dallas Independent School District) Series 2025-B 4.00%, 02/15/2055	10,000	9,494,621
El Paso County Hospital District (El Paso County Hospital District) Series 2017 5.00%, 08/15/2033	3,940	4,028,774
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2050	2,000	516,050
Zero Coupon, 12/01/2054	1,585	325,465
Series 2022-B
Zero Coupon, 12/01/2043	2,965	1,098,914
Zero Coupon, 12/01/2055	5,000	872,719
Zero Coupon, 12/01/2056	3,325	546,636
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033	1,055	1,074,473
5.00%, 10/15/2034	1,665	1,694,343
5.00%, 10/15/2037	2,765	2,804,902
5.00%, 10/15/2038	2,615	2,649,298
5.00%, 10/15/2044	5,375	5,394,136
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital) Series 2015 5.00%, 08/15/2035	1,800	1,810,985
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	15,000	15,029,461

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2023 0.00%, 12/31/2030	$736	$472,784
7.25%, 12/31/2030	4,145	4,140,556
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(c) (d) (i)	9,684	3,580,686
7.50%, 11/15/2036(c) (d)	2,265	1,876,513
7.50%, 11/15/2037(c) (d)	365	293,560
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(e)	8,445	8,468,642
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park Obligated Group) Series 2018-A 5.50%, 07/01/2054	3,000	2,267,353
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037	2,285	2,305,653
5.00%, 01/01/2042	7,485	7,514,185
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	1,680	1,522,235
Series 2022 4.00%, 01/01/2047	1,300	1,045,823
4.25%, 01/01/2057	5,000	3,857,996
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	5,000	5,090,404
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(b) (h)	3,000	2,991,544
6.50%, 07/01/2056(b) (h)	3,510	3,508,602
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) Series 2019 5.00%, 01/01/2055	2,200	1,867,946

	Principal Amount (000)	U.S. $ Value

Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2051	$1,275	$1,069,405
4.00%, 08/15/2056	1,380	1,128,643
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.00%, 01/01/2039(b)	2,315	2,386,834
5.125%, 01/01/2044(b)	3,000	3,081,494
5.25%, 01/01/2054(b)	2,000	2,054,329
10.00%, 07/01/2026(b)	2,000	2,056,479
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	12,026	11,060,742
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2036(c) (d) (j) (k)	920	0
5.00%, 11/15/2045(c) (d) (j) (k)	2,115	0
5.25%, 11/15/2047(c) (d) (j) (k)	678	0
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-2 5.50%, 01/01/2054(a) (b)	10,895	11,670,026
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	10,000	10,800,523
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2023 5.50%, 12/31/2058	10,000	10,740,788

		241,293,201

Utah – 1.0%
Black Desert Public Infrastructure District (Black Desert Public Infrastructure District Black Desert Assessment Area No. 1) Series 2024 5.625%, 12/01/2053(b)	2,200	2,229,512
County of Utah UT (Intermountain Healthcare Obligated Group) Series 2022-2 5.00%, 05/15/2043(a) (b)	5,000	5,288,346
5.00%, 05/15/2050(a) (b)	8,000	8,332,735
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(b)	3,000	2,886,453

	Principal Amount (000)	U.S. $ Value

Grapevine Wash Local District (Grapevine Wash Local District Residential Facilities Fee Revenue) Series 2024-A 6.00%, 03/01/2055(b)	$2,000	$1,997,608
Mida Mountain Village Public Infrastructure District (Military Installation Development Auth Military Recreation Fac Project Area) Series 2024-1 5.125%, 06/15/2054(b)	1,000	998,213
Series 2024-2 6.00%, 06/15/2054(b)	1,000	1,046,071
Military Installation Development Authority (Military Installation Development Auth Military Recreation Fac Project Area) Series 2021-A 4.00%, 06/01/2052	3,000	2,567,829
Utah Housing Corp. (Utah Housing Corp.) Series 2020 4.58%, 01/01/2040(b) (i)	3,198	2,801,843
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(b)	2,000	2,025,701

		30,174,311

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency (St. Michael’s College) Series 2023 5.50%, 10/01/2043(b)	1,500	1,394,070

Virginia – 2.3%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(b)	6,410	6,177,814
Richmond Redevelopment & Housing Authority (American Tobacco Holdings) Series 2017 5.55%, 01/01/2037(b)	1,230	1,210,926
Tobacco Settlement Financing Corp./VA (Tobacco Settlement Financing Corp./VA) Series 2007-B1 5.00%, 06/01/2047	28,805	28,397,746
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	6,700	6,292,185
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(b)	4,000	3,235,354

	Principal Amount (000)	U.S. $ Value

Series 2015-A 5.00%, 07/01/2035(b)	$1,200	$1,081,074
5.00%, 07/01/2045(b)	3,110	2,515,488
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(b)	4,465	4,489,706
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042(c) (d) (e)	10,000	8,836,766
8.706% (SOFR + 5.50%), 06/01/2029(c) (d) (e) (m)	8,500	7,274,163

		69,511,222

Washington – 2.0%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax) Series 2016-S 5.00%, 11/01/2046	10,000	11,584,278
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	1,000	1,124,957
King County Public Hospital District No. 4 (King County Public Hospital District No. 4) Series 2015-A 5.00%, 12/01/2038	5,700	5,706,535
Port of Seattle WA (Port of Seattle WA) Series 2020-2 5.00%, 04/01/2044(a) (b)	10,000	10,184,578
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2021 3.00%, 12/01/2035(b)	440	404,356
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-B 5.00%, 07/01/2033	2,835	2,906,536
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 4.00%, 01/01/2026(b)	810	808,472
5.00%, 01/01/2036(b)	2,200	2,216,504
5.00%, 01/01/2046(b)	4,425	4,318,435
Series 2019-A 5.00%, 01/01/2044(b)	440	433,907
5.00%, 01/01/2049(b)	275	263,410

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048	$5,095	$4,870,936
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(b)	3,210	3,521,572
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	9,574	9,045,438
Series 2021-1, Class X 0.727%, 12/20/2035(g)	7,546	307,208
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/20/2050	1,297	1,270,445

		58,967,567

West Virginia – 0.5%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(b)	1,000	813,389
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.00%, 06/01/2033(b)	410	429,176
6.00%, 06/01/2053(b)	875	935,403
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2021-A 4.125%, 06/01/2043(b)	2,105	1,876,929
Series 2023 0.00%, 06/01/2053(b) (i)	5,290	1,188,043
7.00%, 06/01/2043(b)	770	822,778
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(b)	8,000	8,306,971

		14,372,689

Wisconsin – 6.6%
KDC Agribusiness LLC (KDC Agribusiness LLC) 12.00%, 09/14/2023(c) (j) (l)	3,409	0
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(b)	6,175	5,663,676

	Principal Amount (000)	U.S. $ Value

State of Wisconsin (State of Wisconsin) Series 2025-1 5.00%, 05/01/2033	$2,750	$3,182,499
Series 2025-2 5.00%, 05/01/2038	3,800	4,426,681
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(b)	2,000	2,013,301
Wisconsin Center District (Wisconsin Center District) AGM Series 2020-D Zero Coupon, 12/15/2050	44,075	12,924,831
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.875%, 07/01/2055	1,675	1,729,205
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM Series 2020 4.00%, 02/15/2035	800	808,557
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	2,400	2,101,557
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(b)	1,605	1,445,415
Series 2022-A 3.875%, 12/01/2039(b)	7,370	6,611,254
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2040(b)	750	704,599
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	5,000	2,201,726
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(b)	8,770	8,775,679
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(e)	27,000	24,941,128

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	$7,250	$7,385,324
5.75%, 02/01/2052(b)	8,500	8,908,665
6.00%, 02/01/2062(b)	7,850	8,274,471
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(b)	5,500	5,726,636
8.125%, 07/01/2058(b)	5,500	5,728,278
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(b)	6,975	6,681,516
6.625%, 02/01/2046(b)	4,750	4,148,104
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 4.75%, 07/01/2045(b)	1,800	1,730,973
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047	1,000	972,790
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	4,246	2,826,727
Wisconsin Public Finance Authority (Lehigh Valley Health Network) Series 2023 6.625%, 12/01/2032(b)	1,000	1,015,668
7.25%, 12/01/2042(b)	2,370	2,439,637
7.50%, 12/01/2052(b)	2,060	2,138,622
Wisconsin Public Finance Authority (McLemore Resort Manager) Series 2021 4.50%, 06/01/2056(b)	6,640	5,132,381
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(b)	2,000	1,118,717
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)	2,225	1,619,176
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2020 5.00%, 04/01/2050(b)	40	43,764
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.75%, 07/01/2049	1,820	1,957,784
5.75%, 07/01/2054	2,655	2,849,152

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(b)	$3,000	$3,393,315
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(b)	6,000	6,873,388
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(b)	16,500	13,419,795
Series 2022 4.00%, 06/01/2049(b)	3,980	3,380,747
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2038(b)	1,725	1,725,308
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(b)	961	961,554
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(b)	4,000	4,149,528
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2035	1,650	1,506,687
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2034(b)	2,495	2,542,255
5.00%, 10/01/2039(b)	5,095	5,124,852
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2041(b)	2,500	2,300,775
4.00%, 12/01/2051(b)	1,500	1,306,757
Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(b)	1,150	1,089,545
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority) Series 2024 5.75%, 12/01/2054(b)	2,550	2,613,518

		198,616,517

Total Long-Term Municipal Bonds (cost $3,419,802,575)		3,198,398,496

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 0.0%
Wisconsin – 0.0%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(c) (e) (j) (k) (l)	$7,500	$0
Series 2023 15.00%, 04/30/2023(c) (e) (j) (k) (l)	1,815	18

Total Short-Term Municipal Notes (cost $9,315,000)		18

Total Municipal Obligations (cost $3,429,117,575)		3,198,398,514

CORPORATES - NON-INVESTMENT GRADE – 0.6%
Financial Institutions – 0.1%
REITs – 0.1%
Bridgewater Castle Rock ALF LLC 9.50%, 06/30/2025	2,545	2,583,888

Industrial – 0.5%
Communications – Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b)	7,730	6,470,628

Consumer Cyclical - Entertainment – 0.3%
Wild Rivers Water Park 8.50%, 11/01/2051(j) (k)	13,775	8,613,861

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(c) (d) (j) (k)	4,230	270,694

		15,355,183

Total Corporates - Non-Investment Grade (cost $25,123,079)		17,939,071

CORPORATES – INVESTMENT GRADE – 0.2%
Financial Institutions – 0.2%
Banking – 0.2%
Citigroup, Inc. Series Z 7.375%, 05/15/2028(n) (cost $6,136,162)	6,300	6,531,966

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Agency CMBS – 0.1%
California Housing Finance Agency Series 2021-3, Class X 0.792%, 08/20/2036(g)	13,544	638,334
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2022-ML13, Class XCA 0.957%, 07/25/2036(g)	6,508	345,733

	Principal Amount (000)	U.S. $ Value

Series 2022-ML13, Class XUS 0.985%, 09/25/2036(g)	$11,538	$763,860

		1,747,927

Non-Agency Fixed Rate CMBS – 0.1%
New Hampshire Business Finance Authority Series 2022-2, Class X 0.69%, 10/01/2036(g)	9,681	426,746
Washington State Housing Finance Commission Series 2023-1, Class X 1.494%, 04/20/2037(g)	19,775	2,006,965

		2,433,711

Total Commercial Mortgage-Backed Securities (cost $4,108,414)		4,181,638

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00%(c) (j) (k) (cost $4,015,771)	221,631	644,946

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Fixed Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50%, 03/04/2026(j) (k) (cost $524,504)	$532	516,030

	Shares

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(o) (p) (q) (cost $34,428,374)	34,428,374	34,428,374

Total Investments – 108.3% (cost $3,503,453,879)(r)		3,262,640,539
Other assets less liabilities – (8.3)%		(248,983,741)

Net Assets – 100.0%		$3,013,656,798

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	(5.00)%	Quarterly	3.09%	USD	129,430	$(11,206,226)	$(8,676,130)	$(2,530,096)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	146,320	10/15/2028	CPI#	2.565%	Maturity	$(263,437)	$—	$(263,437)
USD	126,000	10/15/2029	2.569%	CPI#	Maturity	37,868	—	37,868
USD	124,000	10/15/2029	2.485%	CPI#	Maturity	520,557	—	520,557
USD	100,062	10/15/2029	2.516%	CPI#	Maturity	275,944	—	275,944
USD	99,969	10/15/2029	2.451%	CPI#	Maturity	576,235	—	576,235
USD	99,969	10/15/2029	2.499%	CPI#	Maturity	354,669	—	354,669
USD	153,680	10/15/2030	CPI#	2.531%	Maturity	(138,261)	—	(138,261)

						$1,363,575	$—	$1,363,575

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	140,000	01/15/2027	1 Day SOFR	3.848%	Annual	$(112,467)	$—	$(112,467)
USD	100,700	01/15/2027	1 Day SOFR	3.528%	Annual	(701,962)	—	(701,962)
USD	40,545	10/15/2029	1 Day SOFR	3.814%	Annual	29,759	—	29,759
USD	40,478	10/15/2029	1 Day SOFR	3.740%	Annual	(110,597)	—	(110,597)
USD	40,477	10/15/2029	1 Day SOFR	3.761%	Annual	(72,506)	—	(72,506)
USD	9,000	04/30/2030	1 Day SOFR	3.075%	Annual	(424,097)	—	(424,097)
USD	68,800	10/15/2030	1 Day SOFR	4.082%	Annual	1,142,173	—	1,142,173
USD	34,700	10/15/2030	1 Day SOFR	4.092%	Annual	583,736	—	583,736
USD	88,000	07/31/2031	1 Day SOFR	4.059%	Annual	1,123,647	8,924	1,114,723
USD	60,000	08/15/2031	1 Day SOFR	3.450%	Annual	(1,320,285)	—	(1,320,285)
USD	69,100	12/03/2031	1 Day SOFR	4.088%	Annual	1,308,409	—	1,308,409
USD	43,460	08/15/2034	3.194%	1 Day SOFR	Annual	2,373,510	—	2,373,510
USD	15,000	02/15/2041	1 Day SOFR	2.832%	Annual	(1,880,063)	—	(1,880,063)

						$1,939,257	$8,924	$1,930,333

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	30,000	05/21/2025	MMD 5 Year^	3.200%	Maturity	$736,085	$—	$736,085
Bank of America NA	USD	10,000	11/06/2025	MMD 10 Year^	3.220%	Maturity	66,555	—	66,555
Citibank NA	USD	21,490	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	1,571,205	—	1,571,205
JPMorgan Chase Bank NA	USD	15,000	03/27/2025	MMD 5 Year^	2.920%	Maturity	213,091	—	213,091
JPMorgan Chase Bank NA	USD	25,000	06/04/2025	MMD 5 Year^	3.340%	Maturity	763,778	—	763,778
JPMorgan Chase Bank NA	USD	30,000	06/27/2025	MMD 5 Year^	3.200%	Maturity	665,653	—	665,653
Morgan Stanley Capital Services LLC	USD	20,000	03/17/2025	MMD 5 Year^	2.910%	Maturity	276,156	—	276,156
Morgan Stanley Capital Services LLC	USD	30,000	03/26/2025	MMD 5 Year^	2.880%	Maturity	366,803	—	366,803
Morgan Stanley Capital Services LLC	USD	20,000	04/16/2025	MMD 5 Year^	3.040%	Maturity	378,241	—	378,241
Morgan Stanley Capital Services LLC	USD	20,000	04/21/2025	MMD 10 Year^	3.220%	Maturity	620,588	—	620,588
Morgan Stanley Capital Services LLC	USD	25,000	05/09/2025	MMD 5 Year^	3.050%	Maturity	447,367	—	447,367
Morgan Stanley Capital Services LLC	USD	35,000	05/27/2025	MMD 5 Year^	3.310%	Maturity	1,030,471	—	1,030,471
Morgan Stanley Capital Services LLC	USD	10,000	08/29/2025	MMD 10 Year^	3.040%	Maturity	(43,358)	—	(43,358)
Morgan Stanley Capital Services LLC	USD	10,000	10/23/2025	MMD 10 Year^	3.240%	Maturity	99,379	—	99,379
Morgan Stanley Capital Services LLC	USD	20,000	12/19/2025	MMD 10 Year^	3.300%	Maturity	206,255	—	206,255

							$7,398,269	$—	$7,398,269

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the aggregate market value of these securities amounted to $1,242,362,017 or 41.2% of net assets.

(c)	Non-income producing security.
(d)	Defaulted.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 3.92% of net assets as of February 28, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II Trust (ARC70 II TRUST) Series 2023 4.84%, 04/01/2065	07/18/2023	$19,026,725	$18,050,165	0.60%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 5.50%, 07/01/2026	06/04/2021-07/21/2022	$466,370	$14,400	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2026	06/04/2021	3,000,000	90,000	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2026	08/12/2020-06/10/2022	10,701,376	312,600	0.01%
Brazoria County Industrial Development Corp. (Aleon Renewable Metals) Series 2022 10.00%, 06/01/2042	06/08/2022	8,328,887	7,225,000	0.24%
Brazoria County Industrial Development Corp. (Aleon Renewable Metals) Series 2023 12.00%, 06/01/2043	06/05/2023	1,000,000	850,000	0.03%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	01/10/2023	929,456	600,000	0.02%
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034	12/20/2023	4,000,000	4,127,699	0.14%
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045	11/20/2015	1,751,086	1,140,140	0.04%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	1,550,000	0	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	1,610,000	0	0.00%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	10/05/2020	2,798,802	293,260	0.01%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	9,860,216	7,500,000	0.25%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041	07/14/2021-04/27/2023	1,910,829	1,008,000	0.03%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	07/14/2021-04/17/2023	$1,910,574	$1,068,000	0.04%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	07/14/2021	1,015,425	480,000	0.02%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	5,820,000	5,823,222	0.19%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040	10/29/2020	5,088,250	3,500,000	0.11%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2055	10/29/2020	980,723	700,000	0.02%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049	01/27/2021	35,000	1,000	0.00%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	3,562,602	251,085	0.01%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	5,686,139	4,272,520	0.14%
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) Series 2021 9.00%, 01/01/2041	09/03/2021	3,660,000	3,660,000	0.12%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023-07/30/2024	8,444,871	8,468,642	0.28%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045	03/24/2021-03/30/2021	$3,881,780	$3,334,763	0.11%
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016-D 0.0%, 01/01/2057	08/24/2016	7,757,216	3,305,340	0.11%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021-07/20/2022	3,043,149	467,250	0.02%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021-10/20/2022	2,823,606	476,250	0.02%
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038	08/24/2018	1,472,914	6,039	0.00%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042	06/08/2022	10,000,000	8,836,766	0.29%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.706%, 06/01/2029	06/08/2022	8,500,000	7,274,163	0.24%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	27,000,000	24,941,128	0.83%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	7,500,000	0	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	1,815,000	18	0.00%

(f)	Inverse floater security.
(g)	IO – Interest Only.
(h)	When-Issued or delayed delivery security.
(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2025.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Fair valued by the Adviser.
(l)	Defaulted matured security.
(m)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2025.

(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	The rate shown represents the 7-day yield as of period end.
(p)	Affiliated investments.
(q)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(r)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $85,357,692 and gross unrealized depreciation of investments was $(318,008,951), resulting in net unrealized depreciation of $(232,651,259).

As of February 28, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.5% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

NATL – National Interstate Corporation

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$3,198,398,496	$—		$3,198,398,496
Short-Term Municipal Notes	—	—	18	(a)	18
Corporates - Non-Investment Grade	—	9,054,516	8,884,555		17,939,071
Corporates - Investment Grade	—	6,531,966	—		6,531,966
Commercial Mortgage-Backed Securities	—	4,181,638	—		4,181,638
Preferred stocks	—	—	644,946		644,946
Asset-Backed Securities	—	—	516,030		516,030
Short-Term Investments	34,428,374	—	—		34,428,374

Total Investments in Securities	34,428,374	3,218,166,616	10,045,549	(a)	3,262,640,539
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	1,765,273	—		1,765,273
Centrally Cleared Interest Rate Swaps	—	6,561,234	—		6,561,234
Interest Rate Swaps	—	7,441,627	—		7,441,627
Liabilities:
Centrally Cleared Credit Default Swaps	—	(11,206,226)	—		(11,206,226)
Centrally Cleared Inflation (CPI) Swaps	—	(401,698)	—		(401,698)
Centrally Cleared Interest Rate Swaps	—	(4,621,977)	—		(4,621,977)
Interest Rate Swaps	—	(43,358)	—		(43,358)

Total	$34,428,374	$3,217,661,491	$10,045,549	(a)	$3,262,135,414

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2025 is as follows:

Portfolio	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$8,117	$609,097	$582,786	$34,428	$995